Leases - Summary of Unrealized Interest Income of the Finance Lease (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of undiscounted lease payments to net investment in finance lease [abstract]
Total investment in lease	₩ 1,205,329	₩ 1,495,450
Net investment in lease	1,106,019	1,361,959
Unearned interest income	₩ 99,310	₩ 133,491